Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Adjusted Net Sales ($ millions)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2023	18,723,735	38,596,387	4,869,580	9,125,774	127.84	124.22	1,592	14,257
2022**	16,941,961	21,632,710	4,884,001	5,984,751	102.32	113.92	698	13,206
2021	16,064,039	20,440,299	3,905,481	4,972,710	93.94	140.40	1,041	11,646
2020	13,773,795	(5,088,265)	3,705,762	(443,641)	79.50	117.63	(82)	9,955

Company Selected Measure Name	Adjusted Net Sales
Named Executive Officers, Footnote	The CEO/PEO and NEO/Non-PEO Named Executive Officers included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO NEOs
2023	Michael F. Mahoney	Daniel J. Brennan, Joseph M. Fitzgerald, Jeffrey B. Mirviss and Arthur C. Butcher
2022	Michael F. Mahoney	Daniel J. Brennan, Joseph M. Fitzgerald, Jeffrey B. Mirviss and Arthur C. Butcher
2021	Michael F. Mahoney	Daniel J. Brennan, Joseph M. Fitzgerald, Jeffrey B. Mirviss and David A. Pierce
2020	Michael F. Mahoney	Daniel J. Brennan, Joseph M. Fitzgerald, Jeffrey B. Mirviss and Edward F. Mackey

Peer Group Issuers, Footnote	We selected the Standard & Poor (S&P) 500 Health Care Index (referred to herein as the “Health Care Index”) as our peer group for purposes of this disclosure, which was comprised of 63-64 companies for the years 2020 through 2023 included in the S&P 500 that are classified as members of the GICS® Health Care sector primarily engaged in Health Care Equipment and Services, Pharmaceuticals, Biotechnology and Life Sciences, including the Company and other mid-cap and large-cap healthcare companies. The Health Care Index is the same performance peer group selected by the Compensation Committee for determining the achievement of targets of TSR performance-based RSUs granted to our NEOs, including our CEO, between 2020 and 2023. See the Compensation Discussion & Analysis section titled “Long Term Incentives” for additional information.
PEO Total Compensation Amount	$ 18,723,735	$ 16,941,961	$ 16,064,039	$ 13,773,795
PEO Actually Paid Compensation Amount	$ 38,596,387	21,632,710	20,440,299	(5,088,265)
Adjustment To PEO Compensation, Footnote	"Compensation Actually Paid" to the CEO/PEO reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table	18,723,735	16,941,961	16,064,039	13,773,795
Less Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	291,667	376,667	360,000	399,686
Plus “Service Cost” for Pension Plans	—	—	—	375,972
Less Amounts Reported under the “Stock Awards” Column of the SCT	10,472,753	9,924,100	9,126,292	8,395,367
Less Amounts Reported under the “Option Awards” Column of the SCT	3,124,984	2,874,985	2,749,999	2,749,991
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	22,483,365	13,748,034	14,273,008	7,458,564
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	11,223,191	4,283,677	2,596,137	(13,208,804)
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	55,500	315,254	903,733	(1,942,748)
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year	—	480,464	1,160,327	—
Total Adjustments	19,872,652	4,690,749	4,376,260	(18,862,060)
Compensation Actually Paid	38,596,387	21,632,710	20,440,299	(5,088,265)
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion & Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the PVP Table.

Non-PEO NEO Average Total Compensation Amount	$ 4,869,580	4,884,001	3,905,481	3,705,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,125,774	5,984,751	4,972,710	(443,641)
Adjustment to Non-PEO NEO Compensation Footnote	The average "Compensation Actually Paid" to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table, which adjustments include 2022 benefits received by non-PEO Art Butcher that were inadvertently excluded from the“2022 Average” in the Company’s Proxy Statement for fiscal 2022, which amounts are disclosed in footnote 6(e) to the Summary Compensation Table to this Proxy Statement:

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	2023 Average ($)	2022 Average ($)**	2021 Average ($)	2020 Average ($)
Total Reported in Summary Compensation Table	4,869,580	4,884,001	3,905,481	3,705,762
Less Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	121,759	122,326	59,942	121,136
Plus “Service Cost” for Pension Plans	15,308	16,435	—	67,192
Less Amounts Reported under the “Stock Awards” Column of the SCT	2,324,937	2,180,154	1,918,553	1,852,695
Less Amounts Reported under the “Option Awards” Column of the SCT	693,748	693,740	578,120	774,993
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	4,991,284	3,103,987	3,000,519	1,937,832
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	2,367,857	1,004,348	636,900	(2,652,595)
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	22,189	65,014	208,010	(753,008)
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year	—	92,814	221,585	—
Total Adjustments	4,256,194	1,100,750	1,067,229	(4,149,403)
Compensation Actually Paid	9,125,774	5,984,751	4,972,710	(443,641)
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion & Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the PVP Table.
**2022 “Total Reported in Summary Compensation Table” for Non-PEO NEOs and resulting 2022 “Compensation Actually Paid” have been adjusted due to tax payments and a tax gross-up paid by the Company on Mr. Butcher’s behalf in connection with his overseas assignment and repatriation to the United States in 2022 that were inadvertently excluded from these totals in the Company’s Proxy Statement for fiscal 2022, discussed in footnote 6(e) to the Summary Compensation Table in this Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between (i) the four-year total return to stockholders on our common stock and the return on the Health Care Index, in each case assuming $100 was invested in our common stock and in the Health Care Index on December 31, 2019 and that any dividends were reinvested, and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of 2020 through 2023.
Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income
The graph below shows the relationship between our net income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of 2020 through 2023.
Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure
The graph below shows the relationship between our Adjusted Net Sales and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of 2020 through 2023.
Relationship Between Compensation Actually Paid and Adjusted Net Sales

Tabular List, Table

Adjusted EPS*
Adjusted Net Sales*
DE&I Targets
Employee Engagement Targets
Environmental Targets
Organic Net Sales Growth*
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 127.84	102.32	93.94	79.50
Peer Group Total Shareholder Return Amount	124.22	113.92	140.40	117.63
Net Income (Loss)	$ 1,592	$ 698	$ 1,041	$ (82)
Company Selected Measure Amount	14,257	13,206	11,646	9,955
PEO Name	Michael F. Mahoney	Michael F. Mahoney	Michael F. Mahoney	Michael F. Mahoney
Additional 402(v) Disclosure	* Adjusted EPS, Adjusted Net Sales and Organic Net Sales Growth are not prepared in accordance with GAAP. For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insight into how these non-GAAP financial measures are considered by management, please see Annex A to this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales*
Non-GAAP Measure Description	Adjusted Net Sales represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Adjusted Net Sales is a non-GAAP financial measure and is calculated as net sales on a GAAP basis excluding the impact of revenue from acquisitions completed after the establishment of the internal financial plan, as applicable, and foreign currency fluctuations. For a reconciliation of Adjusted Net Sales to the most directly comparable GAAP financial measure and insight into how Adjusted Net Sales is considered by management, please see Annex A to this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	DE&I Targets
Measure:: 4
Pay vs Performance Disclosure
Name	Employee Engagement Targets
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental Targets
Measure:: 6
Pay vs Performance Disclosure
Name	Organic Net Sales Growth*
Measure:: 7
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,872,652	$ 4,690,749	$ 4,376,260	$ (18,862,060)
PEO | Adjustment, Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,667	376,667	360,000	399,686
PEO | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	375,972
PEO | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,472,753	9,924,100	9,126,292	8,395,367
PEO | Adjustment, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,124,984	2,874,985	2,749,999	2,749,991
PEO | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,483,365	13,748,034	14,273,008	7,458,564
PEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,223,191	4,283,677	2,596,137	(13,208,804)
PEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,500	315,254	903,733	(1,942,748)
PEO | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	480,464	1,160,327	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,256,194	1,100,750	1,067,229	(4,149,403)
Non-PEO NEO | Adjustment, Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,759	122,326	59,942	121,136
Non-PEO NEO | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,308	16,435	0	67,192
Non-PEO NEO | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,324,937	2,180,154	1,918,553	1,852,695
Non-PEO NEO | Adjustment, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	693,748	693,740	578,120	774,993
Non-PEO NEO | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,991,284	3,103,987	3,000,519	1,937,832
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,367,857	1,004,348	636,900	(2,652,595)
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,189	65,014	208,010	(753,008)
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 92,814	$ 221,585	$ 0